LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

12.         LONG-TERM INVESTMENTS

Equity method investments

In April 2016, the Group invested cash consideration of $231 to set up a joint venture, Hainan RYB International Kindergarten Management Co., Ltd (“Hainan RYB”), with a third party, and obtained 51% equity interest in ownership. The Group holds three seats out of five of the board of directors of Hainan RYB. Subject to the articles of association of Hainan RYB, the adoption of any resolution of the board of directors shall require the affirmative vote of all directors of Hainan RYB. The Group used the equity method to account for the investment, because the Group had the ability to exercise significant influence but did not have control over the investee.

In September 2016, the Group invested cash consideration of $301 to acquire 16% equity interest in Beijing Seven Children Education Technology Co., Ltd. (“Seven Children”). The Group holds one seat out of three of the board of directors of Seven Children. The Group used the equity method to account for the investment, because the Group had the ability to exercise significant influence but did not have control over the investee.

In November 2018, the Group invested cash consideration of $4,400 for 19% equity interest in Beijing Da Ai Pre-school Management Education Technology Co., Ltd. (“Beijing Da Ai”). The Group holds one seat out of three of the board of directors of Beijing Da Ai. The Group accounts for the investment using equity method, because the Group has the ability to exercise significant influence but does not have control over the investee. In March 2020, the Company recorded an impairment loss of $1,819 for this investment based on the fair value. In August 2020, pursuant to the investment agreement dated in November 2018, the Group sold the investment in Beijing Da Ai to the principal shareholder at a consideration of the original consideration the Group paid. The Group recorded the receivables of $1,909 from the principal shareholder in the prepaid expenses and other current assets. As of December 31, 2020, full valuation allowance was recorded to the receivables as the Group believe the collectability is remote (see Note 7).

On May 19, 2021, the Group entered into a cooperative agreement with Shanghai Minban Golden Apple (“Golden Apple”), a company established in the PRC, principally engaged in providing education service. Under the agreement, Golden Apple and the Group founded a joint venture to set up Shanghai Golden Apple International JES Island Kindergarten (“Golden Apple Kindergarten”). Golden Apple contributed classroom, office, playroom and parking lot and owned 51% equity interest in the joint venture, while the Group contributed teachers, courses, advertising and kids admittance and had 49% equity interest in the joint venture. Golden Apple is responsible for the operation of Golden Apple Kindergarten. The Group used the equity method to account for the investment, because the Group had the ability to exercise significant influence but did not have control over the joint venture.

12.         LONG-TERM INVESTMENTS - continued

Equity method investments - continued

The Group shared loss of $664, $185 and $15 from its equity method investments during the years ended December 31, 2019, 2020 and 2021, respectively.

Available-for-sale securities

On July 2, 2019, the Group entered into an investment agreement with the owners of Beijing Rui Le, a company established in the PRC, principally engaged in providing pre-school education training services. The Group purchased 16% equity ownership interest for cash consideration of $575. The investment was classified as available-for-sale security and measured at fair value as the Group determined that investment was debt security due to the redemption option available to the investor. In 2020, the Group determined that the investment was impaired and the impairment was other-than-temporary. The Group recorded $nil, $613 and $nil of impairment losses during the years ended December 31, 2019, 2020 and 2021.